Condensed Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) - USD ($)	Ordinary Shares	Accumulated Deficit	Additional Paid-In Capital	Total
Balance at Dec. 31, 2019	$ 25,000	$ (9,307)		$ 15,693
Balance (in Shares) at Dec. 31, 2019	2,156,250
Cash paid in excess of fair value of Private Placement Warrants	$ 1,950,000			1,950,000
Remeasurement for ordinary shares to redemption amount	$ (1,950,000)	(4,731,918)		(6,681,918)
Remeasurement for ordinary shares to redemption amount (in Shares)
Forfeiture of Founder shares
Forfeiture of Founder shares (in Shares)	(281,250)
Net income (loss)		(17,279,776)		(17,279,776)
Balance at Dec. 31, 2020	$ 25,000	(22,021,001)		(21,996,001)
Balance (in Shares) at Dec. 31, 2020	1,875,000
Remeasurement for ordinary shares to redemption amount		(1,868)		(1,868)
Net income (loss)		14,072,850		14,072,850
Balance at Mar. 31, 2021	$ 25,000	(7,950,019)		(7,925,019)
Balance (in Shares) at Mar. 31, 2021	1,875,000
Balance at Dec. 31, 2020	$ 25,000	(22,021,001)		(21,996,001)
Balance (in Shares) at Dec. 31, 2020	1,875,000
Net income (loss)				12,269,092
Balance at Jun. 30, 2021	$ 25,000	(9,755,666)		(9,730,666)
Balance (in Shares) at Jun. 30, 2021	1,875,000
Balance at Dec. 31, 2020	$ 25,000	(22,021,001)		(21,996,001)
Balance (in Shares) at Dec. 31, 2020	1,875,000
Remeasurement for ordinary shares to redemption amount		(7,577)		(7,577)
Net income (loss)		15,229,329		15,229,329
Balance at Dec. 31, 2021	$ 25,000	(6,799,249)		(6,774,249)
Balance (in Shares) at Dec. 31, 2021	1,875,000
Balance at Mar. 31, 2021	$ 25,000	(7,950,019)		(7,925,019)
Balance (in Shares) at Mar. 31, 2021	1,875,000
Remeasurement for ordinary shares to redemption amount		(1,889)		(1,889)
Net income (loss)		(1,803,758)		(1,803,758)
Balance at Jun. 30, 2021	$ 25,000	(9,755,666)		(9,730,666)
Balance (in Shares) at Jun. 30, 2021	1,875,000
Balance at Dec. 31, 2021	$ 25,000	(6,799,249)		(6,774,249)
Balance (in Shares) at Dec. 31, 2021	1,875,000
Remeasurement for ordinary shares to redemption amount		8,781		8,781
Net income (loss)		3,184,794		3,184,794
Balance at Mar. 31, 2022	$ 25,000	(3,605,674)		(3,580,674)
Balance (in Shares) at Mar. 31, 2022	1,875,000
Balance at Dec. 31, 2021	$ 25,000	(6,799,249)		(6,774,249)
Balance (in Shares) at Dec. 31, 2021	1,875,000
Net income (loss)				2,980,041
Balance at Jun. 30, 2022	$ 25,000	(4,075,392)	71,420	(3,978,972)
Balance (in Shares) at Jun. 30, 2022	1,875,000
Balance at Mar. 31, 2022	$ 25,000	(3,605,674)		(3,580,674)
Balance (in Shares) at Mar. 31, 2022	1,875,000
Remeasurement for ordinary shares to redemption amount		(264,965)		(264,965)
Net income (loss)		(204,753)		(204,753)
Face value of convertible promissory note in excess of fair value			71,420	71,420
Balance at Jun. 30, 2022	$ 25,000	$ (4,075,392)	$ 71,420	$ (3,978,972)
Balance (in Shares) at Jun. 30, 2022	1,875,000